Document and Entity Information	Jan. 14, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000006845
Current Fiscal Year End Date	--02-29
Document Type	8-K
Document Period End Date	Jan. 14, 2020
Entity Registrant Name	APOGEE ENTERPRISES, INC.
Entity Incorporation State Country Code	MN
Entity File Number	0-6365
Entity Tax Identification Number	41-0919654
Entity Address, Address Line One	4400 West 78th Street
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55435
City Area Code	(952)
Local Phone Number	835-1874
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.33 1/3 Par Value
Trading Symbol	APOG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false